UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13 F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:       September 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                              Clarium Capital Management LLC
Address:                           1 Letterman Drive, Building C, Suite 400
                                   San Francisco, CA 94129


Form 13F File Number: 28-11772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                                        Peter Thiel
Title:                                       President
Phone:                                       (415) 248-5140

Signature, Place, and Date of Signing:

      /s/ Peter Thiel           November 13, 2007     San Francisco, California
   ----------------------      -------------------    -------------------------
        [Signature]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


       Form 13F File Number               Name

       28-11772                           Clarium Capital Management LLC

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                  0

Form 13F Information Table Entry Total:                            43

Form 13F Information Table Value Total:                        83,803
                                                          (thousands)


List of Other Included Managers:                          NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

        COLUMN 1               COLUMN 2          COLUMN 3      COLUMN 4                 COLUMN 5
--------------------------------------------------------------------------------------------------------------------
                                                                 VALUE        SHRS OF                  PUT/
     NAME OF ISSUER         TITLE OF CLASS        CUSIP        (x$1000)       PRN AMT      SH/PRN      CALL
--------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS CO                COM         025816109          3,117       52,500        SH
AMERICAN REPROGRAPHICS CO          COM         029263100          1,244       66,449        SH
AMKOR TECHNOLOGY INC               COM         031652100          1,506      130,746        SH
AMR CORP                           COM         001765106            401       18,000        SH
ASPEN TECHNOLOGY INC               COM         045327103            918       64,087        SH
AVID TECHNOLOGY INC                COM         05367P100          1,348       49,794        SH
BERKSHIRE HATHAWAY                 CL B        084670207          3,177          804        SH
BIRCH MTN RESOURCES                COM         09066X109            307      204,683        SH
CONTANGO OIL AND GAS               COM NEW     21075N204            489       13,500        SH
DOLLAR TREE STORES INC             COM         256747106          3,212       79,222        SH
EMULEX CORP                        COM NEW     292475209          1,561       81,404        SH
EXXON MOBIL CORP                   COM         30231G102            213        2,300        SH
GENERAL DYNAMICS CORP              COM         369550108          1,613       19,100        SH
GRANT PRIDECO INC                  COM         38821G101          9,028      165,597        SH
HEWLETT-PACKARD CO                 COM         428236103          3,137       63,000        SH
IMATION CORP                       COM         45245A107          1,247       50,833        SH
INFORMATICA CORP                   COM         45666Q102            895       57,036        SH
INTERNATIONAL COAL GROUP INC       COM         45928H106            304       68,400        SH
LOCKHEED MARTIN CORP               COM         539830109          2,202       20,300        SH
MARATHON ACQUISITION CORP          COM         565756103            789      100,000        SH
MARATHON OIL CORP                  COM         565849106            342        6,000        SH
MBIA INC                           COM         55262C100          1,526       25,000        SH         PUT
(strike @ $35.00)
MCDONALD'S CORP                    COM         580135101          8,600      157,892        SH
MENTOR GRAPHICS CORP               COM         587200106          1,854      122,790        SH
MGIC INVT CORP WIS                 COM         552848103            646       20,000        SH         PUT
(strike @ $15.00)
NEXEN INC                          COM         65334H102          3,614      118,341        SH
OILSANDS QUEST INC                 COM         678046103          2,951      666,188        SH
PARAMETRIC TECHNOLOGY CORP         COM NEW     699173209          1,611       92,500        SH
PEMCO AVIATION GROUP INC           COM         706444106          1,701      413,760        SH
PENN WEST ENERGY TRUST             TR UNIT     707885109          1,555       50,000        SH
PETROLEO BRASILERO S.A.            SPON ADR    71654V408          4,079       54,021        SH
PLAYBOY ENTERPRISES                CL B        728117300            578       53,783        SH
PMC-SIERRA  INC                    COM         69344F106          1,725      205,583        SH
PMI GROUP INC                      COM         69344M101            327       10,000        SH         PUT
(strike @ $20.00)
QUEST SOFTWARE                     COM         74834T103            940       54,782        SH
SKYWORKS SOLUTIONS INC             COM         83088M102          1,789      197,890        SH
SOTHEBY'S                          COM         835898107          4,640       97,095        SH
SPANSION INC                       COM CL A    84649R101          1,366      161,607        SH
SYNTAX BRILLIAN CORP               COM         87163L103            407      100,000        SH         PUT
(strike @ $2.50)
SYNTROLEUM CORP                    COM         871630109            376      200,000        SH
T-3 ENERGY SERVICES INC            COM         87306E107          1,386       32,500        SH
UNITEDHEALTH GROUP INC             COM         91324P102          1,937       40,000        SH
US AIRWAYS GROUP INC               COM         90341W108          3,145      119,800        SH






        COLUMN 1                  COLUMN 6          COLUMN 7                 COLUMN 8
-------------------------------------------------------------------------------------------------------------------
                                 INVESTMENT         OTHER              VOTING AUTHORITY
    NAME OF ISSUER               DISCRETION         MANAGERS         SOLE    SHARED    NONE
-------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS CO                SOLE                            52,500       0        0
AMERICAN REPROGRAPHICS CO          SOLE                            66,449       0        0
AMKOR TECHNOLOGY INC               SOLE                           130,746       0        0
AMR CORP                           SOLE                            18,000       0        0
ASPEN TECHNOLOGY INC               SOLE                            64,087       0        0
AVID TECHNOLOGY INC                SOLE                            49,794       0        0
BERKSHIRE HATHAWAY                 SOLE                               804       0        0
BIRCH MTN RESOURCES                SOLE                           204,683       0        0
CONTANGO OIL AND GAS               SOLE                            13,500       0        0
DOLLAR TREE STORES INC             SOLE                            79,222       0        0
EMULEX CORP                        SOLE                            81,404       0        0
EXXON MOBIL CORP                   SOLE                             2,300       0        0
GENERAL DYNAMICS CORP              SOLE                            19,100       0        0
GRANT PRIDECO INC                  SOLE                           165,597       0        0
HEWLETT-PACKARD CO                 SOLE                            63,000       0        0
IMATION CORP                       SOLE                            50,833       0        0
INFORMATICA CORP                   SOLE                            57,036       0        0
INTERNATIONAL COAL GROUP INC       SOLE                            68,400       0        0
LOCKHEED MARTIN CORP               SOLE                            20,300       0        0
MARATHON ACQUISITION CORP          SOLE                           100,000       0        0
MARATHON OIL CORP                  SOLE                             6,000       0        0
MBIA INC                           SOLE                            25,000       0        0
(strike @ $35.00)
MCDONALD'S CORP                    SOLE                           157,892       0        0
MENTOR GRAPHICS CORP               SOLE                           122,790       0        0
MGIC INVT CORP WIS                 SOLE                            20,000       0        0
(strike @ $15.00)
NEXEN INC                          SOLE                           118,341       0        0
OILSANDS QUEST INC                 SOLE                           666,188       0        0
PARAMETRIC TECHNOLOGY CORP         SOLE                            92,500       0        0
PEMCO AVIATION GROUP INC           SOLE                           413,760       0        0
PENN WEST ENERGY TRUST             SOLE                            50,000       0        0
PETROLEO BRASILERO S.A.            SOLE                            54,021       0        0
PLAYBOY ENTERPRISES                SOLE                            53,783       0        0
PMC-SIERRA  INC                    SOLE                           205,583       0        0
PMI GROUP INC                      SOLE                            10,000       0        0
(strike @ $20.00)
QUEST SOFTWARE                     SOLE                            54,782       0        0
SKYWORKS SOLUTIONS INC             SOLE                           197,890       0        0
SOTHEBY'S                          SOLE                            97,095       0        0
SPANSION INC                       SOLE                           161,607       0        0
SYNTAX BRILLIAN CORP               SOLE                           100,000       0        0
(strike @ $2.50)
SYNTROLEUM CORP                    SOLE                           200,000       0        0
T-3 ENERGY SERVICES INC            SOLE                            32,500       0        0
UNITEDHEALTH GROUP INC             SOLE                            40,000       0        0
US AIRWAYS GROUP INC               SOLE                           119,800       0        0



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